IFRS 7 Disclosure - Credit and Counterparty Risk - Schedule of Total Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Total exposure at default	$ 938,409	$ 885,604
Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	266,051	215,553
Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	76,450	88,191
Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	46,905	47,940
Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	55,575	52,293
Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	21,797	25,735
Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	64,729	68,060
Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	20,547	21,773
Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	23,201	23,416
Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	280,087	259,289
Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	22,499	25,712
Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	60,568	57,642
Drawn [Member]
Disclosure of credit risk exposure [line items]
Total exposure at default	674,659	632,693
Drawn [Member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	187,011	142,254
Drawn [Member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	67,207	78,506
Drawn [Member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	27,002	27,789
Drawn [Member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	43,524	40,202
Drawn [Member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	16,270	19,835
Drawn [Member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	44,367	47,468
Drawn [Member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	14,372	15,295
Drawn [Member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	6,075	9,659
Drawn [Member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	224,348	206,370
Drawn [Member] | Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	7,412	8,869
Drawn [Member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	37,071	36,446
Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	169,974	164,739
Undrawn commitments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	26,933	24,302
Undrawn commitments [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,606	1,579
Undrawn commitments [member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	16,470	16,696
Undrawn commitments [member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	9,830	9,735
Undrawn commitments [member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	4,646	4,809
Undrawn commitments [member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	16,126	15,443
Undrawn commitments [member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	5,199	5,455
Undrawn commitments [member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	5,468	7,212
Undrawn commitments [member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	55,655	52,829
Undrawn commitments [member] | Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	10,864	11,779
Undrawn commitments [member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	17,177	14,900
Over the counter derivatives [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	37,974	38,583
Over the counter derivatives [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	16,331	19,611
Over the counter derivatives [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	4,011	4,892
Over the counter derivatives [member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,649	1,741
Over the counter derivatives [member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,032	1,383
Over the counter derivatives [member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	289	487
Over the counter derivatives [member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,238	2,033
Over the counter derivatives [member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	282	423
Over the counter derivatives [member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	10,281	4,753
Over the counter derivatives [member] | Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,273	2,259
Over the counter derivatives [member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,588	1,001
Other off balance sheet items [Member]
Disclosure of credit risk exposure [line items]
Total exposure at default	23,608	24,099
Other off balance sheet items [Member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	6,808	6,520
Other off balance sheet items [Member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	400	590
Other off balance sheet items [Member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,784	1,714
Other off balance sheet items [Member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,189	973
Other off balance sheet items [Member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	592	604
Other off balance sheet items [Member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	2,998	3,116
Other off balance sheet items [Member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	694	600
Other off balance sheet items [Member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,377	1,792
Other off balance sheet items [Member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	84	90
Other off balance sheet items [Member] | Utilities sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	2,950	2,805
Other off balance sheet items [Member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	4,732	5,295
Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	32,194	25,490
Repo style transactions [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	28,968	22,866
Repo style transactions [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	$ 3,226	$ 2,624